Financial Instruments - Age-wise Break-up of Trade Receivables, Net of Allowances that are Past Due Beyond Credit Period (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 71,952	$ 62,136
Allowances for doubtful account receivables	(564)	(1,713)
Trade receivables, net of allowances for doubtful accounts receivable	71,388	60,423
Neither past due nor impaired [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	56,372	45,939
Past due but not impaired [member] | Past due 0-30 days [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	9,578	8,260
Past due but not impaired [member] | Past due 31-60 days [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	2,738	2,544
Past due but not impaired [member] | Past due 61-90 days [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	834	1,174
Past due but not impaired [member] | Past due over 90 days [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	1,866	2,506
Past due and impaired [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 564	$ 1,713